FINANCIAL RISK MANAGEMENT - CREDIT RISK - LOSS PROVISION FOR OTHER RECEIVABLES (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loss provision for financial assets [line items]
At beginning of period	¥ 13,325	¥ 13,325	¥ 13,336	¥ 13,377
Increase in loss provision recognised in profit or loss during the year		4,631	0	0
At end of period	18,852	10,590	13,325	¥ 13,336
Other receivables [member]
Disclosure of loss provision for financial assets [line items]
At beginning of period	13,325	13,325
Amount restated through opening retained earnings	5,527
Increase in loss provision recognised in profit or loss during the year		4,631
Receivables written off during the year as uncollectible		(12,891)
Reversal of impairment loss provision		(2)
At end of period		10,590	¥ 13,325
Long-term receivables [member]
Disclosure of loss provision for financial assets [line items]
Amount restated through opening retained earnings	0
Increase in loss provision recognised in profit or loss during the year		0
Receivables written off during the year as uncollectible		0
Reversal of impairment loss provision		¥ 0
Effect of overlay approach reclassification [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
At end of period	18,852
Effect of overlay approach reclassification [member] | Long-term receivables [member]
Disclosure of loss provision for financial assets [line items]
At end of period	¥ 0